DISCONTINUED OPERATIONS - Schedule of Operating Results of Discontinued Operation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income from operations of discontinued operations, net of tax	$ 28,123	$ 19,181	$ 21,487
Less: Net income from discontinued operations attributable to noncontrolling interests in the Operating Partnership	(324)	(275)	(404)
Less: Net income from discontinued operations attributable to noncontrolling interests in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations available to unitholders	23,307	16,762	18,117
Discontinued Operations, Disposed of by Sale | New Zealand Joint Venture
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales	275,068	268,560	331,890
Cost of sales (a)	(237,251)	(233,654)	(295,987)
Other operating income (expense), net (b)	542	(8,318)	(5,482)
Costs and expenses	(236,709)	(241,972)	(301,469)
Operating income from discontinued operations	38,359	26,588	30,421
Interest expense, net	(3,159)	(3,198)	(2,861)
Interest and other miscellaneous income, net	996	620	204
Income from operations of discontinued operations before income taxes	36,196	24,010	27,764
Income tax expense	(8,073)	(4,829)	(6,277)
Income from operations of discontinued operations, net of tax	28,123	19,181	21,487
Less: Net income from discontinued operations attributable to noncontrolling interests in the Operating Partnership	(324)	(275)	(404)
Less: Net income from discontinued operations attributable to noncontrolling interests in consolidated affiliates	(4,492)	(2,144)	(2,966)
Net income from discontinued operations available to unitholders	23,307	16,762	$ 18,117
Timber write-off from casualty events		$ 2,300
Transaction costs	$ 700